General information (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Transactions Under Common Control, Balance Sheet Disclosure
A breakdown of the net assets transferred to the Company on March 31, 2011 is as follows:

March 31, 2011
ASSETS
(In millions of U.S. dollars)
Current assets
Cash and cash equivalents	0.2
Restricted cash	18.0
Deferred tax assets	9.8
Related party receivables	341.9
Other current assets	3.1
Total current assets	373.0

Non-current assets
Goodwill	480.6
Deferred tax assets	29.4
Fixed assets (drilling rigs and newbuildings)	1,432.1
Restricted cash	92.2
Other non-current assets	113.1
Total non-current assets	2,147.4

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Current portion of long-term debt	146.6
Related party payables	16.0
Tax payable	147.0
Deferred taxes	10.6
Other current liabilities	38.5
Total current liabilities	358.7

Non-current liabilities
Long-term interest bearing debt	989.3
Deferred taxes	95.8
Pension liabilities	26.0
Other non-current liabilities	2.9
Total non-current liabilities	1,114.0

Net assets purchased entities	1,047.7
Purchase price	(2,354.8)
Contributed deficit	(1,307.1)

Schedule of Transactions Under Common Control, By Transaction
Consideration paid to Seadrill on March 31, 2011:

(In millions of U.S. dollars)
Share issuance to Seadrill [1]	1,275.0
Bond – coupon rate of 7.75%	500.0
Shareholder loan – fixed interest rate of 6.0% per annum	210.0
Cash	369.8
Total	2,354.8

(1)Share issuance of 150,000,000 common shares, representing a 75.0% equity interest in the Company, at a subscription price of $8.50 per share, or $1,275 million.